Deposits (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deposit Liability [Line Items]
Interest-bearing Domestic Deposit, Brokered	$ 6,000,000	$ 10,000,000
Weighted Average Rate Domestic Deposit, Brokered	0.30%	0.26%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	$ 6,000,000
Overdrafts reclassified to loans	98,000	$ 68,000
Time deposits, $250,000 or more	$ 30,300,000	$ 39,400,000